Cash and Cash Equivalents and Time Deposit - Schedule of Cash on Hand and Cash Held at Bank (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 TWD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	$ 44,401	¥ 50,600	€ 106	$ 18,099	$ 432	$ 7,014	$ 27,280	¥ 67,697	€ 125	$ 15,666	$ 235	$ 2,855
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	7,694						9,771
HK$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	2,332						2,019
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	33,639						15,064
SGD (Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	323						165
TWD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	235						88
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	126						133
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	52						40
Other Currency [Member] | Other Foreign Country [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and time deposits	$ 67						$ 292